LEGG MASON PARTNERS INSTITUTIONAL TRUST

SUPPLEMENT DATED MARCH 16, 2011

TO THE PROSPECTUS DATED FEBRUARY 28, 2011 OF

Legg Mason Western Asset SMASh Series M Fund

The following information supplements and, to the extent inconsistent therewith, supersedes the information contained in the sections of the Prospectus titled "Certain risks" with respect to Legg Mason Western Asset SMASh Series C Fund and Legg Mason Western Asset SMASh Series EC Fund:

  Risk of investing in fewer issuers. The fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in a small number of issuers than a diversified fund. To the extent the fund invests in fewer issuers, the fund will be more susceptible to negative events affecting those issuers.

 The following information supplements and, to the extent inconsistent therewith, supersedes the information contained in the section of the Prospectus titled "More on the funds' investment strategies, investments and risks - More on risks of investing in the fund":

Risk of investing in fewer issuers (all funds). Each of SMASh Series C Fund and SMASh Series EC Fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in a small number of issuers than a diversified fund. To the extent a fund invests its assets in fewer issuers, the fund will be more susceptible to negative events affecting those issuers.

LEGG MASON PARTNERS INSTITUTIONAL TRUST

SUPPLEMENT DATED MARCH 16, 2011

TO THE PROSPECTUS DATED FEBRUARY 28, 2011 OF

Legg Mason Western Asset SMASh Series C Fund

The following information supplements and, to the extent inconsistent therewith, supersedes the information contained in the sections of the Prospectus titled "Certain risks" with respect to Legg Mason Western Asset SMASh Series C Fund and Legg Mason Western Asset SMASh Series EC Fund:

 Risk of investing in fewer issuers. The fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in a small number of issuers than a diversified fund. To the extent the fund invests in fewer issuers, the fund will be more susceptible to negative events affecting those issuers.

The following information supplements and, to the extent inconsistent therewith, supersedes the information contained in the section of the Prospectus titled "More on the funds' investment strategies, investments and risks - More on risks of investing in the fund":

Risk of investing in fewer issuers (all funds). Each of SMASh Series C Fund and SMASh Series EC Fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in a small number of issuers than a diversified fund. To the extent a fund invests its assets in fewer issuers, the fund will be more susceptible to negative events affecting those issuers.

LEGG MASON PARTNERS INSTITUTIONAL TRUST

SUPPLEMENT DATED MARCH 16, 2011

TO THE PROSPECTUS DATED FEBRUARY 28, 2011 OF

Legg Mason Western Asset SMASh Series EC Fund

The following information supplements and, to the extent inconsistent therewith, supersedes the information contained in the sections of the Prospectus titled "Certain risks" with respect to Legg Mason Western Asset SMASh Series C Fund and Legg Mason Western Asset SMASh Series EC Fund:

     Risk of investing in fewer issuers. The fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in a small number of issuers than a diversified fund. To the extent the fund invests in fewer issuers, the fund will be more susceptible to negative events affecting those issuers.

The following information supplements and, to the extent inconsistent therewith, supersedes the information contained in the section of the Prospectus titled "More on the funds' investment strategies, investments and risks - More on risks of investing in the fund":

Risk of investing in fewer issuers (all funds). Each of SMASh Series C Fund and SMASh Series EC Fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in a small number of issuers than a diversified fund. To the extent a fund invests its assets in fewer issuers, the fund will be more susceptible to negative events affecting those issuers.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS INSTITUTIONAL TRUST
Central Index Key	dei_EntityCentralIndexKey	0000889512
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 16, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 16, 2011
Prospectus Date	rr_ProspectusDate	Mar 16, 2011
Legg Mason Western Asset SMASh Series M Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik000889512_SupplementTextBlock

LEGG MASON PARTNERS INSTITUTIONAL TRUST

SUPPLEMENT DATED MARCH 16, 2011

TO THE PROSPECTUS DATED FEBRUARY 28, 2011 OF

Legg Mason Western Asset SMASh Series M Fund

The following information supplements and, to the extent inconsistent therewith, supersedes the information contained in the sections of the Prospectus titled "Certain risks" with respect to Legg Mason Western Asset SMASh Series C Fund and Legg Mason Western Asset SMASh Series EC Fund:

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Risk of investing in fewer issuers. The fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in a small number of issuers than a diversified fund. To the extent the fund invests in fewer issuers, the fund will be more susceptible to negative events affecting those issuers.

 The following information supplements and, to the extent inconsistent therewith, supersedes the information contained in the section of the Prospectus titled "More on the funds' investment strategies, investments and risks - More on risks of investing in the fund":

Risk of investing in fewer issuers (all funds). Each of SMASh Series C Fund and SMASh Series EC Fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in a small number of issuers than a diversified fund. To the extent a fund invests its assets in fewer issuers, the fund will be more susceptible to negative events affecting those issuers.

Legg Mason Western Asset SMASh Series C Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik000889512_SupplementTextBlock

LEGG MASON PARTNERS INSTITUTIONAL TRUST

SUPPLEMENT DATED MARCH 16, 2011

TO THE PROSPECTUS DATED FEBRUARY 28, 2011 OF

Legg Mason Western Asset SMASh Series C Fund

The following information supplements and, to the extent inconsistent therewith, supersedes the information contained in the sections of the Prospectus titled "Certain risks" with respect to Legg Mason Western Asset SMASh Series C Fund and Legg Mason Western Asset SMASh Series EC Fund:

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
 Risk of investing in fewer issuers. The fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in a small number of issuers than a diversified fund. To the extent the fund invests in fewer issuers, the fund will be more susceptible to negative events affecting those issuers.

The following information supplements and, to the extent inconsistent therewith, supersedes the information contained in the section of the Prospectus titled "More on the funds' investment strategies, investments and risks - More on risks of investing in the fund":

Risk of investing in fewer issuers (all funds). Each of SMASh Series C Fund and SMASh Series EC Fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in a small number of issuers than a diversified fund. To the extent a fund invests its assets in fewer issuers, the fund will be more susceptible to negative events affecting those issuers.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Risk of investing in fewer issuers. The fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in a small number of issuers than a diversified fund. To the extent the fund invests in fewer issuers, the fund will be more susceptible to negative events affecting those issuers.
Legg Mason Western Asset SMASh Series EC Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik000889512_SupplementTextBlock

LEGG MASON PARTNERS INSTITUTIONAL TRUST

SUPPLEMENT DATED MARCH 16, 2011

TO THE PROSPECTUS DATED FEBRUARY 28, 2011 OF

Legg Mason Western Asset SMASh Series EC Fund

The following information supplements and, to the extent inconsistent therewith, supersedes the information contained in the sections of the Prospectus titled "Certain risks" with respect to Legg Mason Western Asset SMASh Series C Fund and Legg Mason Western Asset SMASh Series EC Fund:

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

     Risk of investing in fewer issuers. The fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in a small number of issuers than a diversified fund. To the extent the fund invests in fewer issuers, the fund will be more susceptible to negative events affecting those issuers.

The following information supplements and, to the extent inconsistent therewith, supersedes the information contained in the section of the Prospectus titled "More on the funds' investment strategies, investments and risks - More on risks of investing in the fund":

Risk of investing in fewer issuers (all funds). Each of SMASh Series C Fund and SMASh Series EC Fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in a small number of issuers than a diversified fund. To the extent a fund invests its assets in fewer issuers, the fund will be more susceptible to negative events affecting those issuers.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

     Risk of investing in fewer issuers. The fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in a small number of issuers than a diversified fund. To the extent the fund invests in fewer issuers, the fund will be more susceptible to negative events affecting those issuers.